THE BLANCHARD GROUP OF FUNDS
Blanchard Short-Term Bond Fund
SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 7, 1995

Effective immediately, the name of the Blanchard Short -Term Bond Fund has been changed to Blanchard Short-Term Flexible Income Fund.

October 10, 1995


    FEDERATED SECURITIES CORP.

    Distributor
    A subsidiary of Federated Investors
    Federated Investors Tower
    Pittsburgh, PA  15222-3779
    093212405
    G01335-21 (10/95)




THE BLANCHARD GROUP OF FUNDS
Blanchard Growth & Income Fund
Blanchard Capital Growth Fund
SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION BOTH DATED AUGUST  7,
1995
On page one of the Statement of Additional Information, please change the Transfer Agent to the following:
"Federated Services Company"



October 6, 1995










    FEDERATED SECURITIES CORP.

    Distributor
    A subsidiary of Federated Investors
    Federated Investors Tower
    Pittsburgh, PA  15222-3779
    093265304
    093265403
    G01335-19(10/95)